Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 89,612	¥ 64,659	¥ 211,388	¥ 211,341
Weighted-average shares	1,174,396	1,197,290	1,183,372	1,206,467
Effect of dilutive securities
Stock compensation	1,572	1,422	1,488	1,324
Weighted-average shares for diluted EPS computation	1,175,968	1,198,712	1,184,860	1,207,791
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 76.3	¥ 54	¥ 178.63	¥ 175.17
Diluted	¥ 76.2	¥ 53.94	¥ 178.41	¥ 174.98